Statement of Net Asset Available for Benefit - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Asset
Cash	$ 575	$ 375
EBP, Investment, Fair Value [Abstract]
Investments, at fair value	1,002,430,323	882,147,080
Receivables:
Note Receivable from Participant	7,289,302	6,834,824
Participant Contribution, Receivable	944,710	824,813
Employer Contribution, Receivable	331,106	274,404
Total receivables	8,565,118	7,934,041
TOTAL ASSETS	1,010,996,016	890,081,496
NET ASSETS AVAILABLE FOR BENEFIT	$ 1,010,996,016	$ 890,081,496